Other assets (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Other Assets [Line Items]
Prime brokerage receivables	[1]	SFr 19,080	SFr 9,828
Recruitment loans to financial advisors		2,553	3,087
Other loans to financial advisors		565	471
Bail deposit	[2]	1,337	1,213
Accrued interest income		577	526
Accrued income - other		781	818
Prepaid expenses		1,013	1,010
Settlement and clearing accounts		716	516
VAT and other tax receivables		359	292
Properties and other non-current assets held for sale		95	111
Assets of disposal group held for sale	[3]	0	5,137
Other		2,630	2,427
Total other assets		29,706	25,436
UBS AG
Other Assets [Line Items]
Prime brokerage receivables	[1]	19,080	9,828
Recruitment loans to financial advisors		2,553	3,087
Other loans to financial advisors		565	471
Bail deposit	[2]	1,337	1,213
Accrued interest income		578	526
Accrued income - other		781	822
Prepaid expenses		819	1,008
Settlement and clearing accounts		716	516
VAT and other tax receivables		292	261
Properties and other non-current assets held for sale		95	111
Assets of disposal group held for sale	[3]	0	5,137
Other		2,688	2,433
Total other assets		SFr 29,505	SFr 25,412

[1]
Prime brokerage services include clearance, settlement, custody, financing and portfolio reporting services for corporate clients trading across multiple asset classes. Prime brokerage receivables are mainly comprised of margin lending receivables.

[2]	Refer to Note 20b item 1 for more information.
[3]	Refer to Note 30 for more information.